Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Commitments

Rights of Securities Holders. The holders of the Founder Shares, the Series A Preferred Stock, the Private Placement Warrants and unregistered Class A Common Stock are entitled to registration rights pursuant to certain agreements of the Company. In May 2017, the Company filed a registration statement registering the Founder Shares, the Series A Preferred Stock (and any shares of common stock issuable upon conversion of the Series A Preferred Stock), the Private Placement Warrants (and any shares of Class A Common Stock issuable upon the exercise of the Private Placement Warrants), the unregistered Class A Common Stock and the shares of common stock issuable upon exercise of the outstanding Public Warrants. The registration statement has been effective since June 19, 2017.

Rosehill Operating Common Unit Redemption Right. The LLC Agreement provides Tema with a redemption right, which entitles Tema to cause Rosehill Operating to redeem, from time to time, all or a portion of its Rosehill Operating Common Units (and a corresponding number of shares of Class B Common Stock) for, at Rosehill Operating’s option, newly issued shares of Class A Common Stock on a one-for-one basis or a cash payment equal to the average of the volume-weighted closing price of one share of Class A Common Stock for the twenty trading days prior to the date Tema delivers a notice of redemption for each Rosehill Operating Common Units redeemed (subject to customary adjustments, including for stock splits, stock dividends and reclassifications). In the event of a reclassification event (as defined in the LLC Agreement), the Company as managing member is required to ensure that each Rosehill Operating Common Units (and a corresponding share of Class B Common Stock) is redeemable for the same amount and type of property, securities or cash that a share of Class A Common Stock becomes exchangeable for or converted into as a result of such reclassification event. Upon the exercise of the redemption right, Tema will surrender its Rosehill Operating Common Units (and a corresponding number of shares of Class B Common Stock) to Rosehill Operating and (i) Rosehill Operating shall cancel such Rosehill Operating Common Units and issue to the Company a number of Rosehill Operating Common Units equal to the number of surrendered Rosehill Operating Common Units and (ii) the Company shall cancel the surrendered shares of Class B Common Stock. The LLC Agreement requires that the Company contribute cash or shares of Class A Common Stock to Rosehill Operating in exchange for the issuance to the Company described in clause (i). Rosehill Operating will then distribute such cash or shares of Class A Common Stock to Tema to complete the redemption. Upon the exercise of the redemption right, the Company may, at its option, affect a direct exchange of cash or its Class A Common Stock for such Rosehill Operating Common Units in lieu of such a redemption.

Maintenance of One-to-One Ratios. The LLC Agreement includes provisions intended to ensure that the Company at all times maintains a one-to-one ratio between (a) (i) the number of outstanding shares of Class A Common Stock and (ii) the number of Rosehill Operating Common Units owned by the Company (subject to certain exceptions for certain rights to purchase equity securities of the Company under a “poison pill” or similar shareholder rights plan, if any, certain convertible or exchangeable securities issued under the Company’s equity compensation plans and certain equity securities issued pursuant to the Company’s equity compensation plans (other than a stock option plan) that are restricted or have not vested thereunder) and (b) (i) the number of other outstanding equity securities of the Company (including the Series A Preferred Stock and the warrants exercisable for shares of Class A Common Stock) and (ii) the number of corresponding outstanding equity securities of Rosehill Operating. These provisions are intended to result in Tema having a voting interest in the Company that is identical to Tema’s economic interest in Rosehill Operating.

Contingencies

Legal. In the ordinary course of business, the Company is party to various legal actions, which arise primarily from its activities as operator of oil and natural gas wells. In management’s opinion, the outcome of any such currently pending legal actions will not have a material adverse effect on the Company’s financial position or results of operation. There is no material litigation, arbitration or governmental proceeding currently pending against the Company or any members of its management team in their capacity as such.

Environmental Matters. Environmental assessments and remediation efforts are conducted at multiple locations, primarily previously owned or operated facilities. Environmental and clean-up costs are accrued when it is both probable that a liability has been incurred and the amount can be reasonably estimated. Accruals for losses from environmental remediation obligations generally are recorded no later than completion of the remediation feasibility study. Estimated costs, which are based upon experience and assessments, are recorded at undiscounted amounts without considering the impact of inflation and are adjusted periodically as additional or new information is available. Environmental assessments and remediation costs for the three or six months ended June 30, 2018 and 2017 did not have a material adverse effect on the financial condition, results of operations and cash flows.

Commitments and Contingencies

Leases and Other Commitments

The following is a schedule of the Company's future minimum lease payments with commitments that have initial or remaining lease terms in excess of one year as of December 31, 2017:

	2018	2019	2020	2021	2022	Thereafter	Total
	(In thousands)
Operating lease obligations	$1,230	$1,213	$1,202	$1,097	$557	$—	$5,299
Capital lease obligations	34	34	3	—	—	—	71
Total	$1,264	$1,247	$1,205	$1,097	$557	$—	$5,370
Operating lease obligations. The Company leases office space in Houston, Texas and Midland, Texas. The Company recognized rent expense of $1.0 million, $0.7 million, and $0.7 million for the year ended December 31, 2017, 2016, and 2015, respectively. The Company recognizes rent expense on a straight-line basis over the noncancelable lease term. The leases for office space in Houston, Texas and Midland, Texas expire in June 2022 and December 2020, respectively.

Capital lease obligations. The Company leases printers, scanners, and copiers for its office space. The Company's final payment on the leases will be in January 2020.

Rights of Securities Holders. The holders of the Founder Shares, the Series A Preferred Stock, the Private Placement Warrants and unregistered Class A Common Stock were entitled to registration rights pursuant to certain agreements of the Company. In May 2017, the Company filed a registration statement registering the Founder Shares, the Series A Preferred Stock (and any shares of common stock issuable upon conversion of the Series A Preferred Stock), the Private Placement Warrants (and any shares of Class A Common Stock issuable upon the exercise of the Private Placement Warrants), the unregistered Class A Common Stock and the shares of common stock issuable upon exercise of the outstanding Public Warrants. The registration statement was declared effective on June 19, 2017.

Rosehill Operating Common Unit Redemption Right. The LLC Agreement provides Tema with a redemption right, which entitles Tema to cause Rosehill Operating to redeem, from time to time, all or a portion of its Rosehill Operating Common Units (and a corresponding number of shares of Class B Common Stock) for, at Rosehill Operating’s option, newly issued shares of Class A Common Stock on a one-for-one basis or a cash payment equal to the average of the volume-weighted closing price of one share of Class A Common Stock for the twenty trading days prior to the date Tema delivers a notice of redemption for each Rosehill Operating Common Units redeemed (subject to customary adjustments, including for stock splits, stock dividends and reclassifications). In the event of a reclassification event (as defined in the LLC Agreement), the Company as managing member is required to ensure that each Rosehill Operating Common Units (and a corresponding share of Class B Common Stock) is redeemable for the same amount and type of property, securities or cash that a share of Class A Common Stock becomes exchangeable for or converted into as a result of such reclassification event. Upon the exercise of the redemption right, Tema will surrender its Rosehill Operating Common Units (and a corresponding number of shares of Class B Common Stock) to Rosehill Operating and (i) Rosehill Operating shall cancel such Rosehill Operating Common Units and issue to the Company a number of Rosehill Operating Common Units equal to the number of surrendered Rosehill Operating Common Units and (ii) the Company shall cancel the surrendered shares of Class B Common Stock. The LLC Agreement requires that the Company contribute cash or shares of Class A Common Stock to Rosehill Operating in exchange for the issuance to the Company described in clause (i). Rosehill Operating will then distribute such cash or shares of Class A Common Stock to Tema to complete the redemption. Upon the exercise of the redemption right, the Company may, at its option, affect a direct exchange of cash or its Class A Common Stock for such Rosehill Operating Common Units in lieu of such a redemption.

Maintenance of One-to-One Ratios. The LLC Agreement includes provisions intended to ensure that the Company at all times maintains a one-to-one ratio between (a) (i) the number of outstanding shares of Class A Common Stock and (ii) the number of Rosehill Operating Common Units owned by the Company (subject to certain exceptions for certain rights to purchase equity securities of the Company under a “poison pill” or similar shareholder rights plan, if any, certain convertible or exchangeable securities issued under the Company’s equity compensation plans and certain equity securities issued pursuant to the Company’s equity compensation plans (other than a stock option plan) that are restricted or have not vested thereunder) and (b) (i) the number of other outstanding equity securities of the Company (including the Series A Preferred Stock and the warrants exercisable for shares of Class A Common Stock) and (ii) the number of corresponding outstanding equity securities of Rosehill Operating. These provisions are intended to result in Tema having a voting interest in the Company that is identical to Tema’s economic interest in Rosehill Operating.

Contingencies

Legal. In the ordinary course of business, the Company is party to various legal actions, which arise primarily from its activities as operator of oil and natural gas wells. In management’s opinion, the outcome of any such currently pending legal actions will not have a material adverse effect on the Company’s financial position or results of operation. There is no material litigation, arbitration or governmental proceeding currently pending against the Company or any members of its management team in their capacity as such.

Environmental Matters. Environmental assessments and remediation efforts are conducted at multiple locations, primarily previously owned or operated facilities. Environmental and clean-up costs are accrued when it is both probable that a liability has been incurred and the amount can be reasonably estimated. Accruals for losses from environmental remediation obligations generally are recorded no later than completion of the remediation feasibility study. Estimated costs, which are based upon experience and assessments, are recorded at undiscounted amounts without considering the impact of inflation and are adjusted periodically as additional or new information is available. Environmental assessments and remediation costs for the years ended December 31, 2017, 2016, and 2015 did not have a material adverse effect on the financial condition, results of operations and cash flows.